REVENUE - Disaggregation of Revenue by Industry Vertical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 659,325	$ 522,310	$ 413,439
Media and Entertainment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	156,292	133,093	99,640
Travel & Hospitality
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	92,773	89,212	68,400
Banks, Financial Services and Insurance
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	143,788	114,439	94,994
Technology & Telecommunications
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	88,183	67,310	60,648
Professional Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73,282	52,318	40,660
Consumer, Retail & Manufacturing
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	85,698	54,087	36,025
Other Verticals
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 19,309	$ 11,851	$ 13,072